Annual Fund Operating Expenses - Defensive Market Strategies Fund	May 01, 2021
Institutional
Operating Expenses:
Management fee	0.62%
Other expenses	0.05%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.68%
Investor
Operating Expenses:
Management fee	0.62%
Other expenses	0.32%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.95%